REVERSE TAKEOVER AND PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2020
REVERSE TAKEOVER AND PRIVATE PLACEMENT
4. REVERSE TAKEOVER AND PRIVATE PLACEMENT

4. REVERSE TAKEOVER AND PRIVATE PLACEMENT

Reverse Takeover

As discussed in Note 1, on November 13, 2018, Indus Holding Company (“IHC”), a wholly owned subsidiary of Indus Holdings, Inc., and Mezzotin Minerals Inc. (“Mezzotin”) entered into a combination agreement whereby the parties agreed to combine their respective businesses, which would result in the reverse takeover of Mezzotin by the security holders of Indus. On March 29, 2019, IHC and Mezzotin signed the Definitive Agreement subject to regulatory approval and on April 26, 2019 concluded the transaction. In connection with the agreement, Mezzotin changed its name from Mezzotin Minerals Inc. to Indus Holdings, Inc. Effective at the close of markets on April 29, 2019, the common shares of the Company (“Existing Mezzotin Shares”) were delisted from the NEX board of the TSX Venture Exchange, and the subordinate voting shares of the Company (“Subordinate Voting Shares”) commenced trading on the Canadian Securities Exchange effective at market open on April 30, 2019, under the new symbol “INDS”.

Pursuant to the Transaction, the Existing Mezzotin Shares were redesignated as a new class of Subordinate Voting Shares on the basis of one Subordinate Voting Shares for every 485.3 Existing Mezzotin Shares. In addition, Indus created a new class of voting common shares and a new class of non-voting redeemable common shares (“Convertible Shares”) and the outstanding shares of Indus (“Indus Shares”) were reclassified as Convertible Shares at a rate of one (1) Convertible Share for every one (1) Indus Share held. The Company also amended its articles in connection with the Transaction to (i) continue from the Province of Ontario to the Province of British Columbia; and (ii) change its name from Mezzotin Minerals Inc. to Indus Holdings, Inc.

The transaction has been accounted for in accordance with ASC 805 as an asset acquisition. In consideration for the acquisition of Mezzotin, Indus is deemed to have issued 130 shares of Indus subordinate voting shares representing $1,513 total value based on the concurrent financing subscription price of CAD$15.65 (US$11.60). The excess of the purchase price over net assets acquired was charged to the consolidated statements of operations as RTO expense. Mezzotin equity was eliminated.

There were no identifiable assets of Mezzotin on the date of acquisition. The acquisition costs have been allocated as follows:

(in thousands)
CONSIDERATION
Fair value of subordinate voting shares issued	$1,513
Transaction costs	191
Total consideration	$1,704

ASSETS ACQUIRED
Total identifiable net assets acquired	-
Listing expenses	1,704
Total purchase price	$1,704

Under the Transaction: (i) non-U.S. shareholders of Indus (and such U.S. shareholders of Indus as elected to participate) then contributed their Convertible Shares to the Company in exchange for Subordinate Voting Shares at a rate of one (1) Subordinate Voting Share for every one (1) Convertible Share contributed, and on a going-forward basis, U.S. shareholders of Indus may from time to time elect to redeem their Convertible Shares in exchange for Subordinate Voting Shares at the same rate (or under certain circumstances for the cash value of such shares as provided in the share terms for the Convertible Shares); (ii) a designated founder of Indus subscribed for non-participating, super-voting shares of the Company carrying voting rights that, in the aggregate, represent approximately 85% of the voting rights of the Company upon completion of the Transaction on a fully diluted basis; (iii) all warrants of Indus (including compensation options issued to financial advisors) remained outstanding and will now entitle the holders thereof to acquire Convertible Shares on the same terms and conditions and on an economically equivalent basis; and (iv) all stock options of Indus outstanding under Indus’ existing equity incentive plan were assumed by the Company and will now entitle the holders thereof to acquire Subordinate Voting Shares on the same terms and conditions and on an economically equivalent basis in lieu of securities of Indus.

Private Placement

In connection with the Transaction, Indus completed a private placement offering (the “Private Placement”) through a special purpose finance company (“FinanceCo”) on April 2, 2019, pursuant to which FinanceCo issued an aggregate of 3,436 subscription receipts (“Subscription Receipts”) at a price of CDN$15.65 per Subscription Receipt to raise aggregate gross proceeds of approximately US$40 million. The gross proceeds of the Private Placement, less certain associated expenses, were deposited into escrow (the “Escrowed Proceeds”) pending satisfaction of certain specified release conditions (the “Escrow Release Conditions”), all of which were satisfied immediately prior to the completion of the Transaction. As a result, the Escrowed Proceeds were released to FinanceCo prior to the closing of the Transaction, and each Subscription Receipt was automatically converted, for no additional consideration, into one common share of FinanceCo. Following satisfaction of the Escrow Release Conditions, in connection with the Transaction, the Company acquired all of the issued and outstanding FinanceCo shares pursuant to a three-cornered amalgamation, and the former holders thereof (including the former holders of FinanceCo Shares acquired upon conversion of the Subscription Receipts) each received one Subordinate Voting Share in exchange for each FinanceCo share held.

Also in connection with the Private Placement, FinanceCo issued an aggregate of 198 broker warrants to the agents under the offering as partial consideration for their services in connection with the Private Placement, each of which was exercisable to acquire one FinanceCo share at an exercise price of CDN$15.65 for a period of two (2) years from the satisfaction of the Escrow Release Conditions. Upon completion of the amalgamation, the Broker Warrants were exchanged for compensation options of the Company which are exercisable to acquire Subordinate Voting Shares in lieu of FinanceCo Shares, otherwise upon the same terms and conditions.